Note 4 - Inventories - Inventories (Details) - USD ($)	Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Finished goods	$ 0	$ 249,571
Goods-in-process	1,428,264	844,194
Total	$ 1,428,264	$ 1,093,765	$ 967,993